Borrowings (Details 1) - ARS ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital borrowings	$ 38,314,276	$ 32,929,924
Accrued interest borrowing	765,280	679,577
Borrowings under finance leases	39,079,556	33,609,501
Less than one year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital borrowings	11,629,111	1,051,896
Accrued interest borrowing	742,418	549,470
Between 1 and 2 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital borrowings	754,688	9,323,478
Accrued interest borrowing		130,107
Between 2 and 3 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital borrowings	25,825,888	653,578
Between 3 and 4 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital borrowings	64,633	21,900,972
Accrued interest borrowing	22,862
More than 4 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Capital borrowings	$ 39,956